Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (212,393)	$ (60,361)	$ (35,625)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	27,222	13,118	8,094
Impairment of property, plant and equipment and right-of-use assets	4,970
Impairment (gain)/loss on trade receivables	(253)	448	2,219
Share-based payments expense	23,632	1,014	1,922
Finance income	(14,435)	(515)	(47)
Finance costs	15,740	11,372	3,655
Income tax (benefit)/expense	(2,655)	2,411	1,258
Loss on disposal of property, plant and equipment and intangible assets	422	1,176
Other	(138)	52	87
Interest received	1,740	60	4
Interest paid	(9,237)	(6,488)	(2,715)
Income tax paid	(2,734)	(1,226)	(1,277)
Changes in working capital:
Increase in inventories	(58,607)	(10,304)	(20,187)
Increase in trade receivables, other current receivables, prepaid expenses	(79,278)	(38,679)	(29,116)
Increase in trade payables, other current liabilities, accrued expenses	92,172	43,614	32,611
Net cash flows used in operating activities	(213,832)	(44,308)	(39,117)
Investing activities
Purchase of intangible assets	(7,838)	(7,454)	(2,999)
Purchase of property, plant and equipment	(273,760)	(134,283)	(53,566)
Investments in financial assets	(1,162)
Proceeds from /(payments for) financial instruments	5,720	364	(527)
Purchase of short-term investments	(385,165)
Proceeds from short-term investments	117,877
Contingent consideration paid			(7,594)
Net cash flows used in investing activities	(544,328)	(141,373)	(64,686)
Financing activities
Proceeds from issue of shares, net of transaction costs	1,037,325	191,632	41,965
Shareholder´s contributions received			7,506
Proceeds from shareholder loans		87,828
Repayment of shareholder loans	(10,941)
Proceeds from liabilities to credit institutions	118,005	129,593	50,826
Repayment of liabilities to credit institutions	(212,913)	(119,116)	(765)
Repayment of lease liabilities	(9,282)	(6,044)	(3,991)
Proceeds from exercise of warrants	38,503
Redemption of warrants		(9,986)
Payment of loan transaction costs	(4,900)
Cash flows from financing activities	955,797	273,907	95,541
Net increase/(decrease) in cash and cash equivalents	197,637	88,226	(8,262)
Cash and cash equivalents at January 1	105,364	10,571	20,734
Exchange rate differences in cash and cash equivalents	(7,429)	6,567	(1,901)
Cash and cash equivalents at December 31	$ 295,572	$ 105,364	$ 10,571